Subordinated liabilities - Disclosure of undated subordinated liabilities (Details) £ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 GBP (£)
Disclosure of detailed information about borrowings [line items]
Notional contract amount	£ 100,079,291		£ 83,792,768
Undated subordinated liabilities	£ 127		134
6.125% Undated Subordinated Notes | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	6.125%	6.125%
Undated subordinated liabilities	£ 35		35
5.03% Reverse Dual Currency Undated Subordinated Loan (JPY 8,000m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.03%	5.03%
Notional contract amount | ¥		¥ 8,000,000,000
Undated subordinated liabilities	£ 37		40
5% Reverse Dual Currency Undated Subordinated Loan (JPY 12,000m) | Barclays Bank PLC
Disclosure of detailed information about borrowings [line items]
Interest rate	5.00%	5.00%
Notional contract amount | ¥		¥ 12,000,000,000
Undated subordinated liabilities	£ 55		£ 59